Estimated Percentage of VOBA Balance to be Amortized (Detail)	12 Months Ended
Dec. 31, 2014
VOBA Amortization
2015	14.00%
2016	12.00%
2017	11.00%
2018	9.00%
2019 and thereafter	54.00%